Commitment and Contingencies - Summary of Future Minimum Rental Payments (Details) (10-K) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 796
2018	909
2019	980
Total minimum lease payments	2,685
Operating Leases [Member]
2017	925
2018	952
2019	980
Total minimum lease payments	2,857
Sublease Income [Member]
2017	(129)
2018	(43)
2019
Total minimum lease payments	$ (172)